Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 95,849	$ 112,879
Accumulated depreciation	53,322	54,745
Property, plant and equipment	42,527	58,134
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	2,706	3,015
Accumulated depreciation	165	0
Property, plant and equipment	2,541	3,015
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	7,171	9,277
Accumulated depreciation	6,234	7,063
Property, plant and equipment	937	2,214
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	5,163	6,194
Accumulated depreciation	2,084	1,798
Property, plant and equipment	3,079	4,396
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	70,415	81,933
Accumulated depreciation	36,739	36,135
Property, plant and equipment	33,676	45,798
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	10,394	12,460
Accumulated depreciation	8,100	9,749
Property, plant and equipment	$ 2,294	$ 2,711